TRANSAMERICA ADVISORS LIFE

INSURANCE COMPANY

Merrill Lynch Life Variable Annuity

Separate Account D

Supplement Dated January 17, 2014

to the

Prospectus For

MERRILL LYNCH IRA ANNUITY

(Dated May 1, 2013)

TRANSAMERICA ADVISORS LIFE

INSURANCE COMPANY OF NEW YORK

ML of New York Variable Annuity Separate

Account D

Supplement Dated January 17, 2014

to the

Prospectus For

MERRILL LYNCH IRA ANNUITY

(Dated May 1, 2005)

Effective on or about February 5, 2014, the following investment option will be added:

SUBACCOUNT	PORTFOLIO	ADVISOR/SUBADVISOR
Transamerica Funds – Class A Shares
TA Dividend Focused	Transamerica Dividend Focused	Transamerica Asset Management, Inc.
Investment Objective: Seeks total return gained from the combination of dividend yield, growth of dividends and capital appreciation.